CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statment of Income (Loss) [line items]
Revenues	$ 2,625	$ 2,452	$ 1,628
Other income	47	64	122
Direct operating costs	978	1,038	552
Management service costs	(82)	(62)	(48)
Interest expense borrowings	(632)	(606)	(429)
Share of earnings (loss) from equity-accounted investments	2	0	10
Unrealized financial instruments loss	33	4	9
Depreciation	782	781	616
Other	(28)	(38)	(63)
Income tax (expense) recovery
Current	(39)	(44)	(18)
Deferred	(49)	97	80
Total Income Tax recovery (expense)	(88)	53	60
Net (loss) income	51	40	103
Net (loss) income attributable to:
Non-controlling interests	288	251	156
Preferred limited partners' equity	28	15	1
Limited partners' equity	$ (32)	$ (36)	$ 2
Basic and Diluted earnings per LP unit	$ (0.18)	$ (0.23)	$ 0.01
Non-controlling interests [member]
Consolidated Statment of Income (Loss) [line items]
Revenues	$ 2,625	$ 2,452	$ 1,628
Participating Non-controlling Interests Operating Subsidiaries
Income tax (expense) recovery
Net (loss) income	53	65	69
Net (loss) income attributable to:
Non-controlling interests	53	65	69
General partnership interest in a holding subsidiary held by Brookfield
Income tax (expense) recovery
Net (loss) income			0
Net (loss) income attributable to:
Non-controlling interests	(1)	0	0
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Income tax (expense) recovery
Net (loss) income	(23)	(29)	1
Net (loss) income attributable to:
Non-controlling interests	(23)	(29)	1
Preferred equity
Income tax (expense) recovery
Net (loss) income	26	25	30
Net (loss) income attributable to:
Non-controlling interests	$ 26	$ 25	$ 30